Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Benefit adjustments included in other comprehensive (income) loss:
Currency translation adjustments and other	$ 359	$ (125)	$ 510
Total recognized in other comprehensive loss	(191)	337	(197)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	85	75	68
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial gains	(10)
Amortization of actuarial gains (losses)	(83)
Currency translation adjustments and other	(38)
Total recognized in other comprehensive loss	(131)
Total recognized in comprehensive loss	(46)
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	65	46	57
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial gains	(57)
Amortization of actuarial gains (losses)	(26)
Amortization of prior service (cost) credit	10
Currency translation adjustments and other	(1)
Total recognized in other comprehensive loss	(74)
Total recognized in comprehensive loss	(9)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	14	$ 44	$ 25
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial gains	(37)
Amortization of actuarial gains (losses)	7
Amortization of prior service (cost) credit	(1)
Currency translation adjustments and other	(9)
Total recognized in other comprehensive loss	(40)
Total recognized in comprehensive loss	$ (26)